Note 47 - Related-Party Transactions - Balance Of Income Statement Arising From Transactions With Entities Of The Group (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions Abstract
Interest Income And Other Similar Interest Incomes	€ 9,000,000	€ 26,000,000
Interest Expenses From Operations With Group Entities	0	1,000,000
Fee And Commission Income	3,000,000	2,000,000
Fee And Commission Expense	€ 19,000,000	€ 14,000,000